UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance VT Floating-Rate Income Fund

ADV Class VTFLA

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ADV Class	$96	0.94%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Selection was an overall detractor, with an out-of-Index holding in the food products industry detracting most from relative performance

↓ Selection within the electronic equipment, instruments, and components and machinery segments also hurt relative performance

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ In contrast, loan selection in the household durables and chemicals industries contributed to Index-relative returns

↑ Out-of-Index holdings in collateralized loan obligation (CLO) debt tranches aided relative performance, as BBB and BB tranches outperformed the Index

↑ The Fund’s underweight to CCC-rated loans aided relative performance, as this credit tier underperformed the broader market

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	ADV Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
12/15	$10,000	$10,000	$10,000
1/16	$9,940	$10,110	$9,935
2/16	$9,912	$10,182	$9,882
3/16	$10,173	$10,307	$10,155
4/16	$10,354	$10,377	$10,356
5/16	$10,434	$10,385	$10,449
6/16	$10,420	$10,568	$10,451
7/16	$10,547	$10,655	$10,600
8/16	$10,605	$10,667	$10,680
9/16	$10,719	$10,669	$10,772
10/16	$10,786	$10,598	$10,861
11/16	$10,806	$10,360	$10,890
12/16	$10,921	$10,391	$11,016
1/17	$10,965	$10,428	$11,077
2/17	$11,016	$10,508	$11,133
3/17	$11,036	$10,505	$11,142
4/17	$11,079	$10,592	$11,191
5/17	$11,123	$10,674	$11,231
6/17	$11,118	$10,664	$11,227
7/17	$11,190	$10,718	$11,304
8/17	$11,188	$10,810	$11,299
9/17	$11,233	$10,772	$11,343
10/17	$11,294	$10,785	$11,411
11/17	$11,291	$10,769	$11,424
12/17	$11,325	$10,816	$11,469
1/18	$11,435	$10,712	$11,580
2/18	$11,455	$10,610	$11,603
3/18	$11,480	$10,664	$11,636
4/18	$11,528	$10,593	$11,684
5/18	$11,542	$10,651	$11,703
6/18	$11,556	$10,635	$11,717
7/18	$11,632	$10,657	$11,803
8/18	$11,684	$10,710	$11,851
9/18	$11,748	$10,664	$11,932
10/18	$11,739	$10,575	$11,929
11/18	$11,630	$10,622	$11,821
12/18	$11,333	$10,789	$11,520
1/19	$11,609	$10,937	$11,813
2/19	$11,779	$10,949	$12,001
3/19	$11,748	$11,147	$11,981
4/19	$11,909	$11,163	$12,178
5/19	$11,865	$11,334	$12,152
6/19	$11,884	$11,494	$12,181
7/19	$11,957	$11,528	$12,279
8/19	$11,929	$11,789	$12,245
9/19	$11,986	$11,738	$12,302
10/19	$11,937	$11,776	$12,247
11/19	$12,005	$11,773	$12,319
12/19	$12,179	$11,791	$12,516
1/20	$12,209	$12,003	$12,586
2/20	$12,061	$12,182	$12,419
3/20	$10,923	$11,944	$10,883
4/20	$11,307	$12,184	$11,373
5/20	$11,609	$12,297	$11,805
6/20	$11,694	$12,400	$11,939
7/20	$11,890	$12,618	$12,173
8/20	$12,045	$12,545	$12,354
9/20	$12,064	$12,522	$12,433
10/20	$12,085	$12,478	$12,458
11/20	$12,324	$12,640	$12,735
12/20	$12,454	$12,684	$12,907
1/21	$12,556	$12,604	$13,060
2/21	$12,616	$12,442	$13,137
3/21	$12,608	$12,297	$13,137
4/21	$12,657	$12,400	$13,204
5/21	$12,703	$12,448	$13,281
6/21	$12,748	$12,538	$13,330
7/21	$12,740	$12,664	$13,328
8/21	$12,818	$12,656	$13,391
9/21	$12,880	$12,548	$13,478
10/21	$12,885	$12,538	$13,513
11/21	$12,847	$12,553	$13,492
12/21	$12,923	$12,544	$13,578
1/22	$12,928	$12,269	$13,628
2/22	$12,873	$12,102	$13,558
3/22	$12,867	$11,777	$13,564
4/22	$12,846	$11,338	$13,593
5/22	$12,543	$11,400	$13,246
6/22	$12,213	$11,173	$12,959
7/22	$12,483	$11,453	$13,235
8/22	$12,600	$11,156	$13,435
9/22	$12,308	$10,675	$13,129
10/22	$12,421	$10,558	$13,259
11/22	$12,597	$10,952	$13,418
12/22	$12,616	$10,914	$13,473
1/23	$12,923	$11,253	$13,833
2/23	$12,972	$10,977	$13,913
3/23	$12,969	$11,234	$13,908
4/23	$13,092	$11,303	$14,055
5/23	$13,032	$11,185	$14,029
6/23	$13,310	$11,168	$14,346
7/23	$13,468	$11,179	$14,531
8/23	$13,604	$11,112	$14,701
9/23	$13,682	$10,847	$14,842
10/23	$13,640	$10,684	$14,840
11/23	$13,835	$11,165	$15,021
12/23	$14,065	$11,588	$15,268
1/24	$14,118	$11,560	$15,371
2/24	$14,231	$11,422	$15,511
3/24	$14,348	$11,534	$15,643
4/24	$14,414	$11,264	$15,737
5/24	$14,516	$11,451	$15,885
6/24	$14,581	$11,556	$15,941
7/24	$14,684	$11,818	$16,049
8/24	$14,785	$11,992	$16,151
9/24	$14,865	$12,157	$16,266
10/24	$14,979	$11,881	$16,406
11/24	$15,089	$12,006	$16,542
12/24	$15,165	$11,824	$16,636
1/25	$15,258	$11,896	$16,750
2/25	$15,270	$12,142	$16,768
3/25	$15,187	$12,139	$16,716
4/25	$15,172	$12,182	$16,707
5/25	$15,408	$12,120	$16,966
6/25	$15,498	$12,309	$17,103
7/25	$15,555	$12,291	$17,252
8/25	$15,627	$12,439	$17,329
9/25	$15,692	$12,571	$17,405
10/25	$15,745	$12,654	$17,444
11/25	$15,775	$12,730	$17,506
12/25	$15,823	$12,721	$17,617

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
ADV Class	4.34%	4.90%	4.69%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Morningstar®LSTA® US Leveraged Loan Index℠	5.90%	6.42%	5.82%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$520,501,226
# of Portfolio Holdings	494
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$3,003,922

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Asset-Backed Securities	1.1%
Common Stocks	1.2%
Corporate Bonds	5.0%
Short-Term Investments	7.9%
Senior Floating-Rate Loans	84.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.7%
CCC or Lower	3.6%
B	68.7%
BB	21.8%
BBB	3.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

VTFLA-TSR-AR

Eaton Vance VT Floating-Rate Income Fund

Initial Class VTFLR

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$121	1.19%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Selection was an overall detractor, with an out-of-Index holding in the food products industry detracting most from relative performance

↓ Selection within the electronic equipment, instruments, and components and machinery segments also hurt relative performance

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ In contrast, loan selection in the household durables and chemicals industries contributed to Index-relative returns

↑ Out-of-Index holdings in collateralized loan obligation (CLO) debt tranches aided relative performance, as BBB and BB tranches outperformed the Index

↑ The Fund’s underweight to CCC-rated loans aided relative performance, as this credit tier underperformed the broader market

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Initial Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
12/15	$10,000	$10,000	$10,000
1/16	$9,937	$10,110	$9,935
2/16	$9,908	$10,182	$9,882
3/16	$10,179	$10,307	$10,155
4/16	$10,346	$10,377	$10,356
5/16	$10,423	$10,385	$10,449
6/16	$10,419	$10,568	$10,451
7/16	$10,544	$10,655	$10,600
8/16	$10,599	$10,667	$10,680
9/16	$10,699	$10,669	$10,772
10/16	$10,765	$10,598	$10,861
11/16	$10,794	$10,360	$10,890
12/16	$10,895	$10,391	$11,016
1/17	$10,936	$10,428	$11,077
2/17	$10,985	$10,508	$11,133
3/17	$11,003	$10,505	$11,142
4/17	$11,043	$10,592	$11,191
5/17	$11,085	$10,674	$11,231
6/17	$11,090	$10,664	$11,227
7/17	$11,147	$10,718	$11,304
8/17	$11,142	$10,810	$11,299
9/17	$11,185	$10,772	$11,343
10/17	$11,243	$10,785	$11,411
11/17	$11,250	$10,769	$11,424
12/17	$11,270	$10,816	$11,469
1/18	$11,376	$10,712	$11,580
2/18	$11,394	$10,610	$11,603
3/18	$11,428	$10,664	$11,636
4/18	$11,462	$10,593	$11,684
5/18	$11,486	$10,651	$11,703
6/18	$11,485	$10,635	$11,717
7/18	$11,558	$10,657	$11,803
8/18	$11,607	$10,710	$11,851
9/18	$11,669	$10,664	$11,932
10/18	$11,658	$10,575	$11,929
11/18	$11,546	$10,622	$11,821
12/18	$11,261	$10,789	$11,520
1/19	$11,521	$10,937	$11,813
2/19	$11,687	$10,949	$12,001
3/19	$11,654	$11,147	$11,981
4/19	$11,811	$11,163	$12,178
5/19	$11,765	$11,334	$12,152
6/19	$11,781	$11,494	$12,181
7/19	$11,852	$11,528	$12,279
8/19	$11,834	$11,789	$12,245
9/19	$11,875	$11,738	$12,302
10/19	$11,823	$11,776	$12,247
11/19	$11,889	$11,773	$12,319
12/19	$12,059	$11,791	$12,516
1/20	$12,085	$12,003	$12,586
2/20	$11,937	$12,182	$12,419
3/20	$10,821	$11,944	$10,883
4/20	$11,185	$12,184	$11,373
5/20	$11,482	$12,297	$11,805
6/20	$11,563	$12,400	$11,939
7/20	$11,755	$12,618	$12,173
8/20	$11,906	$12,545	$12,354
9/20	$11,922	$12,522	$12,433
10/20	$11,941	$12,478	$12,458
11/20	$12,174	$12,640	$12,735
12/20	$12,300	$12,684	$12,907
1/21	$12,398	$12,604	$13,060
2/21	$12,455	$12,442	$13,137
3/21	$12,444	$12,297	$13,137
4/21	$12,491	$12,400	$13,204
5/21	$12,533	$12,448	$13,281
6/21	$12,589	$12,538	$13,330
7/21	$12,564	$12,664	$13,328
8/21	$12,639	$12,656	$13,391
9/21	$12,697	$12,548	$13,478
10/21	$12,699	$12,538	$13,513
11/21	$12,659	$12,553	$13,492
12/21	$12,746	$12,544	$13,578
1/22	$12,734	$12,269	$13,628
2/22	$12,677	$12,102	$13,558
3/22	$12,668	$11,777	$13,564
4/22	$12,645	$11,338	$13,593
5/22	$12,344	$11,400	$13,246
6/22	$12,015	$11,173	$12,959
7/22	$12,279	$11,453	$13,235
8/22	$12,391	$11,156	$13,435
9/22	$12,101	$10,675	$13,129
10/22	$12,210	$10,558	$13,259
11/22	$12,395	$10,952	$13,418
12/22	$12,397	$10,914	$13,473
1/23	$12,696	$11,253	$13,833
2/23	$12,741	$10,977	$13,913
3/23	$12,737	$11,234	$13,908
4/23	$12,854	$11,303	$14,055
5/23	$12,808	$11,185	$14,029
6/23	$13,063	$11,168	$14,346
7/23	$13,231	$11,179	$14,531
8/23	$13,346	$11,112	$14,701
9/23	$13,419	$10,847	$14,842
10/23	$13,375	$10,684	$14,840
11/23	$13,564	$11,165	$15,021
12/23	$13,787	$11,588	$15,268
1/24	$13,836	$11,560	$15,371
2/24	$13,944	$11,422	$15,511
3/24	$14,056	$11,534	$15,643
4/24	$14,118	$11,264	$15,737
5/24	$14,215	$11,451	$15,885
6/24	$14,275	$11,556	$15,941
7/24	$14,372	$11,818	$16,049
8/24	$14,469	$11,992	$16,151
9/24	$14,544	$12,157	$16,266
10/24	$14,652	$11,881	$16,406
11/24	$14,757	$12,006	$16,542
12/24	$14,846	$11,824	$16,636
1/25	$14,916	$11,896	$16,750
2/25	$14,925	$12,142	$16,768
3/25	$14,840	$12,139	$16,716
4/25	$14,823	$12,182	$16,707
5/25	$15,050	$12,120	$16,966
6/25	$15,135	$12,309	$17,103
7/25	$15,187	$12,291	$17,252
8/25	$15,255	$12,439	$17,329
9/25	$15,315	$12,571	$17,405
10/25	$15,363	$12,654	$17,444
11/25	$15,390	$12,730	$17,506
12/25	$15,433	$12,721	$17,617

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Initial Class	3.95%	4.64%	4.43%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Morningstar®LSTA® US Leveraged Loan Index℠	5.90%	6.42%	5.82%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$520,501,226
# of Portfolio Holdings	494
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$3,003,922

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Asset-Backed Securities	1.1%
Common Stocks	1.2%
Corporate Bonds	5.0%
Short-Term Investments	7.9%
Senior Floating-Rate Loans	84.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.7%
CCC or Lower	3.6%
B	68.7%
BB	21.8%
BBB	3.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

VTFLR-TSR-AR

Eaton Vance VT Floating-Rate Income Fund

Institutional Class VTFLI

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.69%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Selection was an overall detractor, with an out-of-Index holding in the food products industry detracting most from relative performance

↓ Selection within the electronic equipment, instruments, and components and machinery segments also hurt relative performance

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ In contrast, loan selection in the household durables and chemicals industries contributed to Index-relative returns

↑ Out-of-Index holdings in collateralized loan obligation (CLO) debt tranches aided relative performance, as BBB and BB tranches outperformed the Index

↑ The Fund’s underweight to CCC-rated loans aided relative performance, as this credit tier underperformed the broader market

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Institutional Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
12/15	$10,000	$10,000	$10,000
1/16	$9,940	$10,110	$9,935
2/16	$9,912	$10,182	$9,882
3/16	$10,173	$10,307	$10,155
4/16	$10,354	$10,377	$10,356
5/16	$10,423	$10,385	$10,449
6/16	$10,423	$10,568	$10,451
7/16	$10,553	$10,655	$10,600
8/16	$10,613	$10,667	$10,680
9/16	$10,718	$10,669	$10,772
10/16	$10,804	$10,598	$10,861
11/16	$10,827	$10,360	$10,890
12/16	$10,945	$10,391	$11,016
1/17	$10,993	$10,428	$11,077
2/17	$11,047	$10,508	$11,133
3/17	$11,056	$10,505	$11,142
4/17	$11,113	$10,592	$11,191
5/17	$11,147	$10,674	$11,231
6/17	$11,156	$10,664	$11,227
7/17	$11,228	$10,718	$11,304
8/17	$11,228	$10,810	$11,299
9/17	$11,275	$10,772	$11,343
10/17	$11,337	$10,785	$11,411
11/17	$11,335	$10,769	$11,424
12/17	$11,357	$10,816	$11,469
1/18	$11,471	$10,712	$11,580
2/18	$11,495	$10,610	$11,603
3/18	$11,535	$10,664	$11,636
4/18	$11,587	$10,593	$11,684
5/18	$11,603	$10,651	$11,703
6/18	$11,620	$10,635	$11,717
7/18	$11,700	$10,657	$11,803
8/18	$11,742	$10,710	$11,851
9/18	$11,811	$10,664	$11,932
10/18	$11,806	$10,575	$11,929
11/18	$11,711	$10,622	$11,821
12/18	$11,416	$10,789	$11,520
1/19	$11,698	$10,937	$11,813
2/19	$11,858	$10,949	$12,001
3/19	$11,829	$11,147	$11,981
4/19	$12,006	$11,163	$12,178
5/19	$11,951	$11,334	$12,152
6/19	$11,972	$11,494	$12,181
7/19	$12,063	$11,528	$12,279
8/19	$12,038	$11,789	$12,245
9/19	$12,085	$11,738	$12,302
10/19	$12,052	$11,776	$12,247
11/19	$12,111	$11,773	$12,319
12/19	$12,289	$11,791	$12,516
1/20	$12,323	$12,003	$12,586
2/20	$12,190	$12,182	$12,419
3/20	$11,044	$11,944	$10,883
4/20	$11,436	$12,184	$11,373
5/20	$11,747	$12,297	$11,805
6/20	$11,821	$12,400	$11,939
7/20	$12,020	$12,618	$12,173
8/20	$12,182	$12,545	$12,354
9/20	$12,206	$12,522	$12,433
10/20	$12,245	$12,478	$12,458
11/20	$12,491	$12,640	$12,735
12/20	$12,613	$12,684	$12,907
1/21	$12,735	$12,604	$13,060
2/21	$12,786	$12,442	$13,137
3/21	$12,782	$12,297	$13,137
4/21	$12,835	$12,400	$13,204
5/21	$12,882	$12,448	$13,281
6/21	$12,944	$12,538	$13,330
7/21	$12,937	$12,664	$13,328
8/21	$13,002	$12,656	$13,391
9/21	$13,065	$12,548	$13,478
10/21	$13,071	$12,538	$13,513
11/21	$13,032	$12,553	$13,492
12/21	$13,126	$12,544	$13,578
1/22	$13,118	$12,269	$13,628
2/22	$13,063	$12,102	$13,558
3/22	$13,057	$11,777	$13,564
4/22	$13,038	$11,338	$13,593
5/22	$12,745	$11,400	$13,246
6/22	$12,397	$11,173	$12,959
7/22	$12,676	$11,453	$13,235
8/22	$12,797	$11,156	$13,435
9/22	$12,504	$10,675	$13,129
10/22	$12,638	$10,558	$13,259
11/22	$12,823	$10,952	$13,418
12/22	$12,829	$10,914	$13,473
1/23	$13,146	$11,253	$13,833
2/23	$13,214	$10,977	$13,913
3/23	$13,202	$11,234	$13,908
4/23	$13,332	$11,303	$14,055
5/23	$13,292	$11,185	$14,029
6/23	$13,564	$11,168	$14,346
7/23	$13,746	$11,179	$14,531
8/23	$13,870	$11,112	$14,701
9/23	$13,951	$10,847	$14,842
10/23	$13,914	$10,684	$14,840
11/23	$14,119	$11,165	$15,021
12/23	$14,358	$11,588	$15,268
1/24	$14,416	$11,560	$15,371
2/24	$14,537	$11,422	$15,511
3/24	$14,661	$11,534	$15,643
4/24	$14,734	$11,264	$15,737
5/24	$14,843	$11,451	$15,885
6/24	$14,915	$11,556	$15,941
7/24	$15,024	$11,818	$16,049
8/24	$15,134	$11,992	$16,151
9/24	$15,220	$12,157	$16,266
10/24	$15,341	$11,881	$16,406
11/24	$15,457	$12,006	$16,542
12/24	$15,556	$11,824	$16,636
1/25	$15,636	$11,896	$16,750
2/25	$15,670	$12,142	$16,768
3/25	$15,573	$12,139	$16,716
4/25	$15,563	$12,182	$16,707
5/25	$15,808	$12,120	$16,966
6/25	$15,922	$12,309	$17,103
7/25	$15,965	$12,291	$17,252
8/25	$16,043	$12,439	$17,329
9/25	$16,112	$12,571	$17,405
10/25	$16,170	$12,654	$17,444
11/25	$16,205	$12,730	$17,506
12/25	$16,257	$12,721	$17,617

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Institutional Class	4.51%	5.20%	4.98%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Morningstar®LSTA® US Leveraged Loan Index℠	5.90%	6.42%	5.82%
Footnote	Description
Footnote[1]	Institutional Class performance prior to 5/2/16 is linked to ADV Class. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$520,501,226
# of Portfolio Holdings	494
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$3,003,922

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Asset-Backed Securities	1.1%
Common Stocks	1.2%
Corporate Bonds	5.0%
Short-Term Investments	7.9%
Senior Floating-Rate Loans	84.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.7%
CCC or Lower	3.6%
B	68.7%
BB	21.8%
BBB	3.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

VTFLI-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance VT Floating-Rate Income Fund (the “Fund”) is a series of Eaton Vance Variable Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 1 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended December 31, 2024 and December 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance VT Floating-Rate Income Fund

Fiscal Years Ended	12/31/24	12/31/25
Audit Fees	$99,300	$99,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$3,177

Total	$99,300	$102,477

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

	12/31/24	12/31/25
Audit Fees	$99,300	$99,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$3,177

Total	$99,300	$102,477

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	12/31/24	12/31/25
Registrant(1)	$0	$3,177
Eaton Vance(2)	$18,490	$18,490

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of

Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
VT Floating-Rate Income Fund
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
Eaton Vance
VT Floating-Rate Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Portfolio of Investments

Asset-Backed Securities — 1.1%
Security	Principal Amount (000's omitted)	Value
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.986%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	$1,000	$ 967,440
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.434%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	982,574
Halseypoint CLO 5 Ltd., Series 2021-5A, Class E, 11.04%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	1,000	970,145
Palmer Square CLO Ltd., Series 2015-1A, Class DR4, 10.63%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	1,000	987,178
RAD CLO 11 Ltd., Series 2021-11A, Class E, 10.416%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	2,000	1,987,108
Total Asset-Backed Securities (identified cost $5,974,723)		$ 5,894,445

Common Stocks — 1.3%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	23	$ 0
		$ 0
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(4)(5)	13,507	$ 150,826
		$ 150,826
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)(5)	33,758	$ 103,384
		$ 103,384
Electronic Equipment, Instruments & Components — 0.2%
Luxco Co. Ltd.(4)(5)	16,633	$ 299,551
Range Red Acquisitions LLC, Class A1(3)(4)(5)	633	887,935
		$ 1,187,486
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	3,342	$ 31,081
		$ 31,081
Entertainment — 0.1%
New Cineworld Ltd.(4)(5)	13,408	$ 258,580
		$ 258,580
Security	Shares	Value
Health Care — 0.2%
Akorn Holding Co. LLC(3)(4)(5)	58,449	$ 0
Cano Health, Inc.(4)(5)	44,627	136,112
Envision Parent, Inc.(4)(5)	58,278	879,648
		$ 1,015,760
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	87,691	$ 854,987
Serta SSB Equipment Co.(3)(4)(5)	87,691	0
		$ 854,987
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	7,165	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(3)(4)(5)	5,644	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(5)	4,130	$ 419,711
		$ 419,711
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	17,136	$ 0
		$ 0
Pharmaceuticals — 0.5%
Mallinckrodt International Finance SA(4)(5)	23,499	$ 2,420,397
Par Health, Inc.(4)	23,499	220,303
		$ 2,640,700
Retailers (Except Food and Drug) — 0.0%
Phillips Pet Holding Corp.(3)(4)(5)	285	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(3)(4)(5)	13,555	$ 0
		$ 0
Total Common Stocks (identified cost $7,927,299)		$ 6,662,515

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Portfolio of Investments — continued

Corporate Bonds — 5.2%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$175	$ 179,876
TransDigm, Inc., 6.875%, 12/15/30(1)	500	523,513
		$ 703,389
Air Transport — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$159	$ 159,684
United Airlines, Inc.:
4.375%, 4/15/26(1)	145	144,906
4.625%, 4/15/29(1)	325	323,820
		$ 628,410
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$375	$ 405,976
		$ 405,976
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$175	$ 180,496
		$ 180,496
Building and Development — 0.1%
MITER Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	$425	$ 435,972
		$ 435,972
Business Equipment and Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	$1,300	$ 1,280,014
		$ 1,280,014
Chemicals — 0.2%
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	$975	$ 947,178
		$ 947,178
Commercial Services — 0.1%
Herc Holdings, Inc., 7.00%, 6/15/30(1)	$175	$ 184,279
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	500	501,157
		$ 685,436
Security	Principal Amount (000's omitted)	Value
Computers — 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$925	$ 986,666
		$ 986,666
Diversified Financial Services — 0.2%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$360	$ 388,942
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	700	720,089
		$ 1,109,031
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$650	$ 641,554
		$ 641,554
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$1,325	$ 1,308,914
		$ 1,308,914
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$125	$ 103,886
		$ 103,886
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$400	$ 409,984
		$ 409,984
Health Care — 0.6%
Medline Borrower LP, 3.875%, 4/1/29(1)	$1,725	$ 1,685,332
Tenet Healthcare Corp., 4.25%, 6/1/29	1,675	1,651,441
		$ 3,336,773
Insurance — 0.5%
AmWINS Group, Inc., 6.375%, 2/15/29(1)	$600	$ 617,422
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	1,775	1,840,459
		$ 2,457,881
Machinery — 0.2%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$650	$ 639,230
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	350	350,297
		$ 989,527
Media — 0.1%
Univision Communications, Inc., 4.50%, 5/1/29(1)	$650	$ 624,881
		$ 624,881

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$550	$ 572,422
		$ 572,422
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 393,754
		$ 393,754
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$630	$ 612,582
		$ 612,582
Software — 0.6%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$1,520	$ 1,589,297
9.00%, 9/30/29(1)	675	703,485
UKG, Inc., 6.875%, 2/1/31(1)	800	823,035
		$ 3,115,817
Technology — 0.3%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$ 801,491
NCR Atleos Corp., 9.50%, 4/1/29(1)	675	733,020
		$ 1,534,511
Telecommunications — 0.7%
Altice France SA:
6.50%, 10/15/31(1)	$77	$ 73,190
6.875%, 10/15/30(1)	308	299,050
9.50%, 11/1/29(1)	2,445	2,525,999
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	750	684,585
		$ 3,582,824
Total Corporate Bonds (identified cost $26,620,292)		$ 27,047,878

Exchange-Traded Funds — 0.5%
Security	Shares	Value
Fixed-Income Funds — 0.5%
State Street Blackstone Senior Loan ETF	66,000	$ 2,723,820
Total Exchange-Traded Funds (identified cost $3,040,620)		$ 2,723,820

Preferred Stocks — 0.1%
Security	Shares	Value
Beverages — 0.1%
Citybrewing Topco LLC(3)(4)(5)	67,143	$ 361,901
		$ 361,901
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(4)	5,614	$ 136,140
Series G1(4)	3,879	93,096
		$ 229,236
Total Preferred Stocks (identified cost $787,081)		$ 591,137

Senior Floating-Rate Loans — 86.8%(6)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.7%
Air Comm Corp. LLC:
Term Loan, 6.44% - 6.572%, (3 mo. USD Term SOFR + 2.75%), 12/11/31	$1,657	$ 1,665,035
Term Loan, 12/11/31(7)	81	81,167
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.687%, (3 mo. USD Term SOFR + 3.75%), 2/11/32	620	624,965
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(8)	166	100,195
Kaman Corp.:
Term Loan, 6.322% - 6.544%, (3 mo. USD Term SOFR + 2.50%, 6 mo. USD Term SOFR + 2.50%), 2/26/32	1,364	1,371,003
Term Loan, 6.427%, (3 mo. USD Term SOFR + 2.50%), 2/26/32(7)	129	129,927
Novaria Holdings LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 6/6/31	198	197,922
TransDigm, Inc.:
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 3/22/30	2,676	2,686,415
Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 2/28/31	1,157	1,162,380
Vista Management Holding, Inc., Term Loan, 7.735%, (3 mo. USD Term SOFR + 3.75%), 4/1/31	1,064	1,075,999
		$ 9,095,008
Air Freight & Logistics — 0.3%
AIT Worldwide Logistics, Inc., Term Loan, 7.887%, (3 mo. USD Term SOFR + 4.00%), 4/8/30	$1,117	$ 1,125,872

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Air Freight & Logistics (continued)
Stonepeak Nile Parent LLC, Term Loan, 6.162%, (3 mo. USD Term SOFR + 2.25%), 4/9/32	$625	$ 625,781
		$ 1,751,653
Airlines — 0.2%
American Airlines, Inc., Term Loan, 6.134%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	$893	$ 896,250
		$ 896,250
Apparel & Luxury Goods — 0.7%
Beach Acquisition Bidco LLC, Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 9/12/32	$1,000	$ 1,009,380
Gloves Buyer, Inc., Term Loan, 7.716%, (1 mo. USD Term SOFR + 4.00%), 5/21/32	2,525	2,517,109
		$ 3,526,489
Auto Components — 1.1%
Adient U.S. LLC, Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 1/31/31	$771	$ 775,289
Autokiniton U.S. Holdings, Inc., Term Loan, 7.831%, (1 mo. USD Term SOFR + 4.00%), 4/6/28	782	777,136
Clarios Global LP, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	1,133	1,136,131
DexKo Global, Inc., Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 10/4/28	377	374,914
First Brands Group LLC:
DIP Loan, 13.843%, (1 mo. USD Term SOFR + 10.00%), 5.393% cash, 8.450% PIK, 6/29/26	96	18,875
Term Loan, 0.00%, 3/30/27(8)	300	1,617
Garrett LX I SARL, Term Loan, 5.84%, (3 mo. USD Term SOFR + 2.00%), 1/30/32	645	647,861
Lippert Colipper, Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 3/25/32	347	350,419
LTI Holdings, Inc., Term Loan, 7.466%, (1 mo. USD Term SOFR + 3.75%), 7/29/29	1,285	1,294,762
RealTruck Group, Inc., Term Loan, 8.831%, (1 mo. USD Term SOFR + 5.00%), 1/31/28	688	538,508
		$ 5,915,512
Automobiles — 0.3%
Bombardier Recreational Products, Inc.:
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 12/13/29	$274	$ 275,855
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 1/22/31	416	417,869
Borrower/Description	Principal Amount (000's omitted)	Value
Automobiles (continued)
MajorDrive Holdings IV LLC, Term Loan, 7.934%, (3 mo. USD Term SOFR + 4.00%), 6/1/28	$789	$ 718,730
		$ 1,412,454
Beverages — 0.9%
Arterra Wines Canada, Inc., Term Loan, 7.434%, (3 mo. USD Term SOFR + 3.50%), 11/24/27	$569	$ 560,850
City Brewing Co. LLC, Term Loan, 10.822%, (3 mo. USD Term SOFR + 7.00%), 9/30/30	127	52,271
Primo Brands Corp., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	3,225	3,238,360
Sazerac Co., Inc., Term Loan, 6.50%, (1 mo. USD Term SOFR + 2.50%), 7/9/32	898	900,618
		$ 4,752,099
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.081%, (1 mo. USD Term SOFR + 4.25%), 8/13/30	$592	$ 597,299
Grifols Worldwide Operations USA, Inc., Term Loan, 5.972%, (3 mo. USD Term SOFR + 2.00%), 11/15/27	1,590	1,591,473
		$ 2,188,772
Broadline Retail — 0.5%
Peer Holding III BV:
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 10/28/30	$1,056	$ 1,062,240
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 7/1/31	1,361	1,368,764
		$ 2,431,004
Building Products — 0.4%
Cornerstone Building Brands, Inc., Term Loan, 8.25%, (1 mo. USD Term SOFR + 4.50%), 5/15/31	$776	$ 554,353
LBM Acquisition LLC:
Term Loan, 7.584%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	522	491,386
Term Loan, 8.734%, (1 mo. USD Term SOFR + 5.00%), 6/6/31	474	474,376
Oscar AcquisitionCo LLC, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 4/29/29	837	604,683
		$ 2,124,798
Capital Markets — 4.0%
Advisor Group, Inc., Term Loan, 6.595%, (6 mo. USD Term SOFR + 3.00%), 7/30/32	$1,283	$ 1,289,599

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets (continued)
AllSpring Buyer LLC, Term Loan, 6.688%, (3 mo. USD Term SOFR + 3.00%), 11/1/30	$1,708	$ 1,719,117
Aretec Group, Inc., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 8/9/30	1,039	1,044,151
Citco Funding LLC, Term Loan, 6.511%, (1 mo. USD Term SOFR + 2.75%), 4/27/28	758	763,532
Edelman Financial Center LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 4/7/28	1,230	1,237,726
EIG Management Co. LLC, Term Loan, 8.716%, (1 mo. USD Term SOFR + 5.00%), 5/17/29	350	350,026
Focus Financial Partners LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/15/31	3,250	3,258,699
Franklin Square Holdings LP, Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	985	960,375
HighTower Holdings LLC, Term Loan, 6.651%, (3 mo. USD Term SOFR + 2.75%), 2/3/32	1,695	1,700,731
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 3/22/31	816	818,562
Mariner Wealth Advisors LLC , Term Loan, 5.936%, (3 mo. USD Term SOFR + 2.25%), 12/31/30	1,829	1,841,414
NEXUS Buyer LLC:
Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 7/31/31	768	758,507
Term Loan, 7.716%, (1 mo. USD Term SOFR + 4.00%), 7/31/31	748	743,606
Orion Advisor Solutions, Inc., Term Loan, 7.11%, (3 mo. USD Term SOFR + 3.25%), 9/24/30	1,192	1,201,584
Orion U.S. Finco, Inc., Term Loan, 7.427%, (3 mo. USD Term SOFR + 3.50%), 10/8/32	975	980,714
Saphilux SARL, Term Loan, 6.73% - 6.91%, (3 mo. USD Term SOFR + 3.00%, 6 mo. USD Term SOFR + 3.00%), 7/18/28	995	1,002,776
Victory Capital Holdings, Inc., Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 9/23/32	973	979,395
		$ 20,650,514
Chemicals — 2.9%
AAP Buyer, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 9/9/31	$446	$ 447,868
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 5.422%, (3 mo. USD Term SOFR + 1.75%), 12/20/29	455	456,431
Charter NEX U.S., Inc., Term Loan, 6.50%, (1 mo. USD Term SOFR + 2.75%), 11/29/30	995	998,072
Chemours Co., Term Loan, 10/15/32(9)	1,300	1,288,625
CP Iris HoldCo I, Inc.:
Term Loan, 7.716%, (1 mo. USD Term SOFR + 4.00%), 10/27/32	823	820,264
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
CP Iris HoldCo I, Inc.: (continued)
Term Loan, 10/27/32(7)	$102	$ 101,267
Discovery Purchaser Corp., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	1,162	1,119,758
Fortis 333, Inc., Term Loan, 3/29/32(9)	748	742,883
INEOS U.S. Finance LLC:
Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 2/7/31	541	435,459
Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	1,677	1,364,975
Lonza Group AG, Term Loan, 7.697%, (3 mo. USD Term SOFR + 3.93%), 7/3/28	1,041	915,654
Minerals Technologies, Inc., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 11/26/31	495	497,475
Nouryon Finance BV, Term Loan, 7.162%, (3 mo. USD Term SOFR + 3.25%), 4/3/28	613	613,912
Olympus Water U.S. Holding Corp., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	2,556	2,537,987
Orion Engineered Carbons GmbH, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.15%), 9/24/28	287	262,834
SCUR-Alpha 1503 GmbH, Term Loan, 9.34%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	1,032	964,040
Tronox Finance LLC, Term Loan, 6.172% - 6.216%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31	1,255	976,658
W.R. Grace & Co.-Conn., Term Loan, 6.689%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	599	600,182
		$ 15,144,344
Commercial Services & Supplies — 4.4%
Albion Financing 3 SARL, Term Loan, 6.868%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	$1,286	$ 1,296,938
Allied Universal Holdco LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	1,995	2,007,778
Belfor Holdings, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 11/1/30	542	544,941
EnergySolutions LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	1,005	1,013,280
Foundever Group, Term Loan, 7.758%, (3 mo. USD Term SOFR + 3.75%), 8/28/28	1,095	739,220
Garda World Security Corp., Term Loan, 6.75%, (1 mo. USD Term SOFR + 3.00%), 2/1/29	3,210	3,227,414
Gategroup Fin Luxembourg SA, Term Loan, 7.201%, (3 mo. USD Term SOFR + 3.50%), 6/10/32	498	501,336
Geosyntec Consultants, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 7/31/31	524	527,288
GFL Environmental, Inc., Term Loan, 6.273%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	3,441	3,460,303

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Harsco Corp., Term Loan, 6.081%, (1 mo. USD Term SOFR + 2.25%), 6/9/28	$164	$ 164,219
Heritage-Crystal Clean, Inc., Term Loan, 7.48%, (1 mo. USD Term SOFR + 3.75%), 10/17/30	2,184	2,195,974
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.373%, (1 mo. USD Term SOFR + 3.50%), 12/2/31	1,894	1,908,684
Monitronics International, Inc., Term Loan, 11.434% - 11.478%, (1 mo. USD Term SOFR + 7.50%, 3 mo. USD Term SOFR + 7.50%), 6/30/28	601	601,452
MV Holding GmbH, Term Loan, 5.721%, (1 mo. USD Term SOFR + 2.00%), 3/17/32	597	600,239
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30	820	822,684
Reworld Holding Corp.:
Term Loan, 5.984%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	1,228	1,231,510
Term Loan, 1/15/31(9)	1,140	1,142,161
Term Loan, 1/15/31(9)	185	185,601
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 10/24/31	720	726,453
		$ 22,897,475
Communications Equipment — 0.4%
Ciena Corp., Term Loan, 5.484%, (1 mo. USD Term SOFR + 1.75%), 10/24/30	$1,124	$ 1,129,209
Viavi Solutions, Inc., Term Loan, 6.394%, (3 mo. USD Term SOFR + 2.50%), 10/16/32	1,100	1,108,250
		$ 2,237,459
Construction Materials — 0.8%
Knife River HoldCo, Term Loan, 5.738%, (3 mo. USD Term SOFR + 2.00%), 3/8/32	$248	$ 249,676
Quikrete Holdings, Inc.:
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 3/19/29	1,031	1,035,477
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 4/14/31	1,600	1,606,629
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 2/10/32	1,468	1,473,874
		$ 4,365,656
Consumer Staples Distribution & Retail — 0.3%
Boots Group Bidco Ltd., Term Loan, 7.206%, (3 mo. USD Term SOFR + 3.50%), 8/30/32	$1,750	$ 1,761,664
		$ 1,761,664
Borrower/Description	Principal Amount (000's omitted)	Value
Containers & Packaging — 1.7%
Altium Packaging LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 6/11/31	$767	$ 743,143
Berlin Packaging LLC, Term Loan, 6.922% - 7.235%, (1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR+ 3.25%), 6/7/31	941	944,386
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.891%, (1 mo. USD Term SOFR + 3.18%), 4/13/29	3,102	3,108,354
Owens-Illinois, Inc., Term Loan, 6.838%, (3 mo. USD Term SOFR + 3.00%), 9/30/32	1,000	1,009,845
Pregis TopCo Corp., Term Loan, 7.716%, (1 mo. USD Term SOFR + 4.00%), 2/1/29	1,496	1,510,547
Proampac PG Borrower LLC, Term Loan, 7.878% - 7.905%, (3 mo. USD Term SOFR + 4.00%), 9/15/28	1,276	1,280,535
		$ 8,596,810
Distributors — 0.2%
BradyPlus Holdings LLC, Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 12/29/32	$1,075	$ 1,065,368
Phillips Feed Service, Inc., Term Loan, 10.816%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(3)	51	31,260
		$ 1,096,628
Diversified Consumer Services — 1.0%
Ascend Learning LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 12/11/28	$1,459	$ 1,465,574
Fugue Finance BV, Term Loan, 6.572%, (3 mo. USD Term SOFR + 2.75%), 1/9/32	498	499,863
KUEHG Corp., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 6/12/30	921	896,694
Lernen Bidco Ltd., Term Loan, 7.41%, (6 mo. USD Term SOFR + 3.50%), 10/27/31	495	496,875
Spring Education Group, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 10/4/30	343	345,386
Wand NewCo 3, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 1/30/31	1,648	1,651,936
		$ 5,356,328
Diversified Telecommunication Services — 0.8%
Altice France SA, Term Loan, 10.86%, (3 mo. USD Term SOFR + 6.88%), 5/31/31	$8	$ 7,989
Anuvu Holdings 2 LLC, Term Loan, 12.051%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(3)	333	6,118
Level 3 Financing, Inc., Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 3/29/32	2,575	2,585,551

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Virgin Media Bristol LLC:
Term Loan, 7.052%, (6 mo. USD Term SOFR + 3.18%), 3/31/31	$850	$ 843,481
Term Loan, 7.115%, (1 mo. USD Term SOFR + 3.25%), 1/31/29	750	752,344
		$ 4,195,483
Electric Utilities — 0.4%
MRP Buyer LLC:
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32	$1,726	$ 1,715,808
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(7)	220	218,593
		$ 1,934,401
Electrical Equipment — 1.4%
Dynamo Newco II GmbH, Term Loan, 7.093%, (1 mo. USD Term SOFR + 3.25%), 9/30/31	$1,481	$ 1,497,026
Kohler Energy Co. LLC, Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 5/1/31	2,607	2,625,424
Nvent Electric PLC, Term Loan, 6.843%, (1 mo. USD Term SOFR + 3.00%), 1/30/32	1,047	1,055,560
WEC U.S. Holdings Ltd., Term Loan, 5.873%, (1 mo. USD Term SOFR + 2.00%), 1/27/31	2,043	2,048,611
		$ 7,226,621
Electronic Equipment, Instruments & Components — 1.1%
Celestica, Inc., Term Loan, 5.477%, (1 mo. USD Term SOFR + 1.75%), 6/20/31	$887	$ 893,149
Chamberlain Group, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 9/8/32	1,734	1,739,541
Creation Technologies, Inc., Term Loan, 9.696%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	772	772,965
Ingram Micro, Inc., Term Loan, 5.982%, (1 mo. USD Term SOFR + 2.25%), 9/22/31	200	201,340
Range Red Operating, Inc.:
Term Loan, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(3)	230	184,321
Term Loan - Second Lien, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(3)	966	773,199
TTM Technologies, Inc., Term Loan, 6.123%, (1 mo. USD Term SOFR + 2.25%), 5/30/30	513	518,388
Verifone Systems, Inc., Term Loan, 9.352%, (3 mo. USD Term SOFR + 5.25%), 8/18/28	536	508,708
		$ 5,591,611
Borrower/Description	Principal Amount (000's omitted)	Value
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc.:
Term Loan, 14.842%, (1 mo. USD Term SOFR + 11.00%), 3.842% cash, 11.00% PIK, 12/31/25(3)	$99	$ 1,918
Term Loan, 14.842%, (1 mo. USD Term SOFR + 11.00%), 3.842% cash, 11.00% PIK, 12/31/25(3)	856	16,607
PG Investment Co. 59 SARL, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/26/31	1,387	1,393,226
		$ 1,411,751
Engineering & Construction — 1.1%
American Residential Services LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 2/2/32	$808	$ 813,180
Artera Services LLC, Term Loan, 8.172%, (3 mo. USD Term SOFR + 4.50%), 2/15/31	418	339,967
Azuria Water Solutions, Inc.:
Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	700	704,675
Term Loan, 5/17/28(7)	58	58,818
Construction Partners, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 11/3/31	495	499,331
Crown Subsea Communications Holding, Inc., Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 1/30/31	750	756,750
Green Infrastructure Partners, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/24/32	875	878,281
Northstar Group Services, Inc., Term Loan, 8.59%, (3 mo. USD Term SOFR + 4.75%), 5/31/30	1,567	1,582,260
		$ 5,633,262
Entertainment — 1.6%
City Football Group Ltd., Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 7/22/30	$413	$ 413,539
Creative Artists Agency LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 10/1/31	1,665	1,673,653
EOC Borrower LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 3/24/32	2,986	3,007,150
Pretzel Parent, Inc., Term Loan, 8.216%, (1 mo. USD Term SOFR + 4.50%), 10/1/31	918	908,882
TKO Worldwide Holdings LLC, Term Loan, 5.868%, (3 mo. USD Term SOFR + 2.00%), 11/21/31	1,373	1,380,945
Varsity Brands, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/26/31	996	1,001,074
		$ 8,385,243

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Financial Services — 1.5%
CPI Holdco B LLC, Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$2,661	$ 2,669,439
NCR Atleos LLC, Term Loan, 6.701%, (3 mo. USD Term SOFR + 3.00%), 4/16/29	992	997,580
Nuvei Technologies Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 11/17/31	1,490	1,493,671
Planet U.S. Buyer LLC, Term Loan, 6.822%, (3 mo. USD Term SOFR + 3.00%), 2/7/31	686	691,103
Synechron, Inc., Term Loan, 7.572%, (3 mo. USD Term SOFR + 3.75%), 10/3/31	1,043	1,040,639
TMF Group Holding BV, Term Loan, 6.687%, (3 mo. USD Term SOFR + 2.75%), 5/3/28	368	370,462
Walker & Dunlop, Inc., Term Loan, 5.734%, (1 mo. USD Term SOFR + 2.00%), 3/14/32	695	699,092
		$ 7,961,986
Food Products — 1.1%
Del Monte Foods, Inc.:
DIP Loan, 13.35%, (1 mo. USD Term SOFR + 9.50%), 4/2/26	$933	$ 897,360
Term Loan, 0.00%, 8/2/28(8)	265	132,705
Term Loan, 0.00%, 8/2/28(8)	235	117,954
Term Loan, 13.35% - 13.559%, (1 mo. USD Term SOFR + 9.60%), 4/2/26	1,278	1,061,017
Term Loan - Second Lien, 0.00%, 8/2/28(8)	1,870	88,810
Froneri Lux Finco SARL, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 9/30/32	775	776,081
Golden State Food LLC, Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 12/4/31	747	753,084
Newly Weds Foods, Inc., Term Loan, 5.984%, (1 mo. USD Term SOFR + 2.25%), 3/15/32	1,169	1,172,533
PFI Lower Midco LLC, Term Loan, 7.873%, (1 mo. USD Term SOFR + 4.00%), 12/1/32	625	630,469
		$ 5,630,013
Gas Utilities — 0.3%
CQP Holdco LP, Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 12/31/30	$1,085	$ 1,090,235
Stonepeak Bayou Holdings LP, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 10/1/32	525	476,437
		$ 1,566,672
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc., Term Loan, 6.939%, (3 mo. USD Term SOFR + 3.25%), 6/24/32	$821	$ 824,298
		$ 824,298
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Equipment & Supplies — 1.1%
Bausch & Lomb Corp., Term Loan, 7.966%, (1 mo. USD Term SOFR + 4.25%), 1/15/31	$2,072	$ 2,096,802
Journey Personal Care Corp., Term Loan, 7.466%, (1 mo. USD Term SOFR + 3.75%), 3/1/28	871	870,619
Medline Borrower LP:
Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 10/23/28	95	95,220
Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	2,762	2,775,514
		$ 5,838,155
Health Care Providers & Services — 5.3%
AEA International Holdings (Lux) SARL, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/7/28	$1,284	$ 1,292,000
Cano Health LLC, Term Loan, 13.172%, (3 mo. USD Term SOFR + 9.50%), 6/28/29	225	162,833
CCRR Parent, Inc., Term Loan, 8.334%, (3 mo. USD Term SOFR + 4.25%), 3/6/28	1,801	528,987
CNT Holdings I Corp., Term Loan, 6.09%, (3 mo. USD Term SOFR + 2.25%), 11/8/32	988	990,959
Concentra Health Services, Inc., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 7/26/31	347	349,431
Electron BidCo, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 11/1/28	1,758	1,769,069
Ensemble RCM LLC, Term Loan, 6.84%, (3 mo. USD Term SOFR + 3.00%), 8/1/29	3,119	3,138,249
Global Medical Response, Inc., Term Loan, 7.384%, (3 mo. USD Term SOFR + 3.50%), 10/1/32	1,800	1,813,365
Hanger, Inc.:
Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 10/23/31	1,099	1,104,099
Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(7)	142	142,914
Heartland Dental LLC, Term Loan, 7.466%, (1 mo. USD Term SOFR + 3.75%), 8/25/32	1,319	1,325,943
IVC Acquisition Ltd., Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 12/12/28	1,497	1,507,692
MDVIP, Inc., Term Loan, 6.73%, (1 mo. USD Term SOFR + 3.00%), 10/14/31	721	724,531
MED ParentCo LP, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 4/15/31	1,197	1,201,986
Midwest Physician Administrative Services LLC, Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 3/12/28	744	678,924
National Mentor Holdings, Inc.:
Term Loan, 9.716%, (1 mo. USD Term SOFR + 6.00%), 12/12/30	620	622,412
Term Loan, 12/12/30(7)	266	265,874

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
Pacific Dental Services LLC, Term Loan, 6.236%, (1 mo. USD Term SOFR + 2.50%), 3/15/31	$2,238	$ 2,248,999
Phoenix Guarantor, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 2/21/31	1,076	1,082,351
Radnet Management, Inc., Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 4/18/31	1,699	1,707,519
Raven Acquisition Holdings LLC:
Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 11/19/31	1,672	1,679,631
Term Loan, 11/19/31(7)	120	120,796
Reverb Buyer, Inc., Term Loan, 7.44%, (3 mo. USD Term SOFR + 3.50%), 11/1/28	1,669	1,201,920
Select Medical Corp., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 12/3/31	916	915,750
U.S. Anesthesia Partners, Inc., Term Loan, 7.987%, (1 mo. USD Term SOFR + 4.00%), 10/1/28	1,077	1,083,667
		$ 27,659,901
Health Care Technology — 2.4%
athenahealth Group, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	$2,580	$ 2,587,810
Cotiviti Corp., Term Loan, 6.623%, (1 mo. USD Term SOFR + 2.75%), 5/1/31	2,487	2,396,205
Imprivata, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 12/1/27	1,600	1,609,093
PointClickCare Technologies, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 11/3/31	1,290	1,294,469
Press Ganey Holdings, Inc., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 4/30/31	1,138	1,141,706
Project Ruby Ultimate Parent Corp., Term Loan, 6.581%, (1 mo. USD Term SOFR + 2.75%), 3/10/28	1,800	1,807,228
Symplr Software, Inc., Term Loan, 8.44%, (3 mo. USD Term SOFR + 4.50%), 12/22/27	417	355,421
Waystar Technologies, Inc., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 10/22/29	1,096	1,103,947
		$ 12,295,879
Hotels, Restaurants & Leisure — 3.8%
Alterra Mountain Co., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 5/31/30	$1,546	$ 1,555,788
Caesars Entertainment, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 2/6/31	1,512	1,500,316
Fertitta Entertainment LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 1/27/29	1,936	1,937,651
Flutter Financing BV, Term Loan, 5.422%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	1,293	1,293,037
Borrower/Description	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 10/31/29	$1,502	$ 1,494,729
Herschend Entertainment Co. LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 5/27/32	373	376,196
Horizon U.S. Finco LP, Term Loan, 8.198%, (6 mo. USD Term SOFR + 4.50%), 10/31/31	1,213	1,190,763
IRB Holding Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	1,236	1,240,312
Light & Wonder International, Inc., Term Loan, 5.986%, (1 mo. USD Term SOFR + 2.25%), 4/14/29	2,914	2,929,923
Ontario Gaming GTA LP, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	776	720,166
Scientific Games Holdings LP, Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/4/29	1,442	1,418,176
Station Casinos LLC, Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 3/14/31	442	444,068
Turquoise Topco Ltd., Term Loan, 12/30/32(9)	1,025	1,013,469
Voyager Parent LLC, Term Loan, 8.422%, (3 mo. USD Term SOFR + 4.75%), 7/1/32	2,594	2,598,609
		$ 19,713,203
Household Durables — 0.9%
Libbey Glass, Inc., Term Loan, 10.509%, (3 mo. USD Term SOFR + 6.50%), 11/22/27	$1,871	$ 1,807,453
Madison Safety & Flow LLC, Term Loan, 6.227%, (1 mo. USD Term SOFR + 2.50%), 9/26/31	413	416,774
PHRG Intermediate LLC, Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	920	916,542
Serta Simmons Bedding LLC:
Term Loan, 11.286%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	1,280	1,210,625
Term Loan, 11.484%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	139	139,179
		$ 4,490,573
Household Products — 0.5%
Energizer Holdings, Inc., Term Loan, 5.734%, (1 mo. USD Term SOFR + 2.00%), 3/19/32	$1,603	$ 1,606,306
Kronos Acquisition Holdings, Inc., Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	1,380	904,617
		$ 2,510,923
Independent Power and Renewable Electricity Producers — 0.9%
Invenergy Thermal Operating I LLC:
Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.75%), 5/17/32	$1,371	$ 1,380,181

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Independent Power and Renewable Electricity Producers (continued)
Invenergy Thermal Operating I LLC: (continued)
Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.75%), 5/17/32	$90	$ 90,747
Lightning Power LLC, Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 8/18/31	988	993,835
Talen Energy Supply LLC, Term Loan, 6.353%, (3 mo. USD Term SOFR + 2.50%), 12/15/31	1,985	1,996,756
		$ 4,461,519
Insurance — 4.0%
Acrisure LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 11/6/30	$2,246	$ 2,247,000
Alera Group, Inc., Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 5/31/32	1,696	1,705,831
Alliant Holdings Intermediate LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	2,062	2,068,806
AmWINS Group, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	1,078	1,082,747
Broadstreet Partners, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 6/13/31	2,149	2,158,922
HUB International Ltd., Term Loan, 6.12%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	2,592	2,608,183
IMA Financial Group, Inc., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 11/1/28	1,392	1,397,104
Jones DesLauriers Insurance Management, Inc., Term Loan, 12/10/32(9)	1,000	1,002,500
Ryan Specialty Group LLC, Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 9/15/31	1,163	1,166,769
Trucordia Insurance Holdings LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 6/17/32	1,047	1,042,138
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.422%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	1,000	1,015,415
USI, Inc.:
Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	1,941	1,947,392
Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 9/29/30	1,465	1,469,574
		$ 20,912,381
Interactive Media & Services — 0.8%
Aragorn Parent Corp., Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	$1,169	$ 1,179,037
Borrower/Description	Principal Amount (000's omitted)	Value
Interactive Media & Services (continued)
Foundational Education Group, Inc., Term Loan, 7.852%, (3 mo. USD Term SOFR + 3.75%), 8/31/28	$386	$ 356,767
X Corp., Term Loan, 10.448%, (3 mo. USD Term SOFR + 6.50%), 10/26/29	2,743	2,700,684
		$ 4,236,488
IT Services — 3.7%
Asurion LLC:
Term Loan, 7.816%, (1 mo. USD Term SOFR + 4.00%), 8/19/28	$1,042	$ 1,044,599
Term Loan, 7.966%, (1 mo. USD Term SOFR + 4.25%), 9/19/30	1,864	1,866,469
Term Loan - Second Lien, 9.081%, (1 mo. USD Term SOFR + 5.25%), 1/31/28	930	928,405
Term Loan - Second Lien, 9.081%, (1 mo. USD Term SOFR + 5.25%), 1/20/29	250	246,215
Aurora Lux Finco SARL, Term Loan, 8.922%, (3 mo. USD Term SOFR + 5.25%), 10/1/32	702	699,806
Blackhawk Network Holdings, Inc., Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 3/12/29	999	1,004,748
Gainwell Acquisition Corp., Term Loan, 7.772%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	1,825	1,796,268
Go Daddy Operating Co. LLC:
Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 11/9/29	947	949,459
Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 5/30/31	874	877,145
NAB Holdings LLC, Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 11/23/28	1,001	959,147
Newfold Digital Holdings Group, Inc.:
Term Loan, 7.384%, (1 mo. USD Term SOFR + 3.50%), 4/30/29	2,322	1,947,939
Term Loan, 7.384%, (1 mo. USD Term SOFR + 3.50%), 4/30/29	410	261,273
Nielsen Consumer, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 10/31/30	1,119	1,122,487
Plano HoldCo, Inc., Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 10/2/31	571	554,994
Rackspace Finance LLC:
Term Loan, 10.115%, (1 mo. USD Term SOFR + 6.25%), 5/15/28	531	541,563
Term Loan - Second Lien, 6.615%, (1 mo. USD Term SOFR + 2.75%), 5/15/28	731	273,208
Sedgwick Claims Management Services, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	2,958	2,970,350
Shift4 Payments LLC, Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 6/30/32	249	251,142

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Trio Bidco, Inc.:
Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 10/29/32	$837	$ 840,043
Term Loan, 10/29/32(7)	88	88,426
		$ 19,223,686
Leisure Products — 0.9%
GSM Holdings, Inc., Term Loan, 8.672%, (3 mo. USD Term SOFR + 5.00%), 9/30/31	$988	$ 978,859
Hayward Industries, Inc., Term Loan, 6.331%, (1 mo. USD Term SOFR + 2.50%), 5/30/28	1,464	1,473,654
Recess Holdings, Inc., Term Loan, 7.615%, (3 mo. USD Term SOFR + 3.75%), 2/20/30	2,240	2,256,965
		$ 4,709,478
Life Sciences Tools & Services — 0.7%
ICON Luxembourg SARL, Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	$587	$ 592,716
Loire Finco Luxembourg SARL, Term Loan, 7.716%, (1 mo. USD Term SOFR + 4.00%), 1/21/30	237	237,850
PRA Health Sciences, Inc., Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	146	147,675
Sotera Health Holdings LLC, Term Loan, 6.34%, (3 mo. USD Term SOFR + 2.50%), 5/30/31	2,353	2,369,687
Spectris PLC, Term Loan, 6.604%, (3 mo. USD Term SOFR + 2.75%), 9/30/32	399	401,494
		$ 3,749,422
Machinery — 5.1%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.672%, (3 mo. USD Term SOFR + 5.00%), 10/31/31	$471	$ 474,092
AI Aqua Merger Sub, Inc., Term Loan, 6.854% - 6.873%, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 7/31/28	2,489	2,496,928
Apex Tool Group LLC:
Term Loan, 8.966%, (1 mo. USD Term SOFR + 5.25%), 4/8/30	279	239,033
Term Loan, 9.716%, (1 mo. USD Term SOFR + 6.00%), 4/8/31	626	187,831
Term Loan, 9.716%, (1 mo. USD Term SOFR + 6.00%), 4/8/31	11	3,337
Term Loan, 10.716%, (1 mo. USD Term SOFR + 7.00%), 1/7/30	12	11,305
Term Loan, 13.716%, (1 mo. USD Term SOFR + 7.00%), 1/7/30	184	92,190
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32	599	603,985
BG MS U.S. Holding LLC, Term Loan, 8.422%, (3 mo. USD Term SOFR + 4.75%), 10/22/32	800	800,000
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Cleanova U.S. Holdings LLC, Term Loan, 8.483%, (3 mo. USD Term SOFR + 4.75%), 6/14/32	$499	$ 501,244
Conair Holdings LLC, Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 5/17/28	816	429,365
CoorsTek, Inc., Term Loan, 6.859%, (3 mo. USD Term SOFR + 3.00%), 10/28/32	825	832,738
CPM Holdings, Inc., Term Loan, 8.343%, (1 mo. USD Term SOFR + 4.50%), 9/28/28	1,534	1,529,137
Crown Equipment Corp., Term Loan, 5.772%, (1 mo. USD Term SOFR + 2.00%), 10/10/31	993	1,000,564
Cube Industrials Buyer, Inc., Term Loan, 6.912%, (3 mo. USD Term SOFR + 3.00%), 10/17/31	1,489	1,500,240
EMRLD Borrower LP, Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31	517	518,883
Engineered Machinery Holdings, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 11/26/32	2,567	2,586,571
Filtration Group Corp., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 10/21/28	1,499	1,508,732
Gates Global LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	1,244	1,248,785
Icebox Holdco III, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 12/22/31	1,149	1,161,342
Jennmar Inter III LLC, Term Loan, 8.734%, (3 mo. USD Term SOFR + 5.00%), 12/16/30	650	646,750
Madison IAQ LLC, Term Loan, 6.702%, (6 mo. USD Term SOFR + 2.50%), 6/21/28	1,904	1,915,379
Pro Mach Group, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 10/16/32	1,000	1,007,500
Roper Industrial Products Investment Co. LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 11/22/29	1,414	1,424,524
SPX Flow, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 4/5/29	964	968,160
TK Elevator Midco GmbH, Term Loan, 6.947%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	3,031	3,052,868
		$ 26,741,483
Media — 0.4%
ABG Intermediate Holdings 2 LLC:
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 12/21/28	$245	$ 245,492
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 2/13/32	596	596,765
Charter Communications Operating LLC, Term Loan, 6.235%, (3 mo. USD Term SOFR + 2.25%), 12/15/31	545	545,521
Emerald X, Inc., Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 1/30/32	224	226,208

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Media (continued)
Fleet Midco I Ltd., Term Loan, 6.792%, (6 mo. USD Term SOFR + 2.75%), 2/21/31	$175	$ 175,654
Hubbard Radio LLC, Term Loan, 8.216%, (1 mo. USD Term SOFR + 4.50%), 9/30/27	320	72,053
Mission Broadcasting, Inc., Term Loan, 6.457%, (1 mo. USD Term SOFR + 2.50%), 6/2/28	263	264,877
		$ 2,126,570
Metals/Mining — 0.6%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(10)	$224	$ 224,094
Arsenal AIC Parent LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	1,803	1,810,433
WireCo WorldGroup, Inc., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	364	364,884
Zekelman Industries, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	673	677,208
		$ 3,076,619
Oil, Gas & Consumable Fuels — 1.5%
Freeport LNG Investments LLLP, Term Loan, 7.12%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	$985	$ 990,159
GIP Pilot Acquisition Partners LP, Term Loan, 5.935%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	471	472,359
Hilcorp Energy I LP, Term Loan, 5.736%, (1 mo. USD Term SOFR + 2.00%), 2/11/30	819	821,375
ITT Holdings LLC, Term Loan, 6.191%, (1 mo. USD Term SOFR + 2.48%), 10/11/30	1,297	1,305,849
Natgasoline LLC, Term Loan, 9.216%, (1 mo. USD Term SOFR + 5.50%), 3/29/30	491	495,735
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.977%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	1,405	1,417,055
Oxbow Carbon LLC, Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	506	507,070
UGI Energy Services LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	1,138	1,143,497
Whitewater Matterhorn Holdings LLC, Term Loan, 5.983%, (3 mo. USD Term SOFR + 2.25%), 6/16/32	450	452,342
		$ 7,605,441
Paper & Forest Products — 0.1%
Spa Holdings 3 OYJ, Term Loan, 8.184%, (3 mo. USD Term SOFR + 4.25%), 5/23/30	$498	$ 501,468
		$ 501,468
Borrower/Description	Principal Amount (000's omitted)	Value
Passenger Airlines — 0.3%
WestJet Loyalty LP, Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 2/14/31	$1,479	$ 1,487,259
		$ 1,487,259
Pharmaceuticals — 1.3%
Amneal Pharmaceuticals LLC, Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 8/1/32	$998	$ 1,007,475
Bausch Health Cos., Inc., Term Loan, 9.966%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	1,019	997,985
Ceva Sante Animale, Term Loan, 6.593%, (3 mo. USD Term SOFR + 2.75%), 11/8/30	393	396,058
Jazz Financing Lux SARL, Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	1,934	1,944,283
Opal Bidco SAS, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 4/28/32	1,995	2,009,963
Padagis LLC, Term Loan, 8.949%, (3 mo. USD Term SOFR + 4.75%), 7/6/28	395	374,632
		$ 6,730,396
Professional Services — 3.8%
AAL Delaware Holdco, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 7/30/31	$1,363	$ 1,371,840
Amspec Parent LLC, Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 12/22/31	1,617	1,625,286
APFS Staffing Holdings, Inc., Term Loan, 7.966% - 8.072%, (1 mo. USD Term SOFR + 4.25%, 3 mo. USD Term SOFR + 4.25%), 12/29/28	220	199,315
Camelot U.S. Acquisition LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 1/31/31	1,459	1,442,367
Citrin Cooperman Advisors LLC, Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 4/1/32	1,322	1,327,192
CohnReznick LLP:
Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 3/31/32	816	821,636
Term Loan, 3/31/32(7)	130	130,894
CoreLogic, Inc., Term Loan, 7.331%, (1 mo. USD Term SOFR + 3.50%), 6/2/28	2,016	2,020,175
Corporation Service Co., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 11/2/29	445	446,080
Employbridge Holding Co.:
Term Loan, 9.172%, (3 mo. USD Term SOFR + 5.50%), 1/19/30	661	509,845
Term Loan - Second Lien, 8.684%, (3 mo. USD Term SOFR + 4.75%), 1/19/30	1,041	209,484
First Advantage Holdings LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 10/31/31	1,452	1,439,071
Grant Thornton Advisors LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 6/2/31	1,677	1,682,349

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
Heron Bidco, Term Loan, 7.738%, (3 mo. USD Term SOFR + 4.00%), 12/10/32	$725	$ 719,562
Highspring Holdings LLC, Term Loan, 8.822%, (3 mo. USD Term SOFR + 5.00%), 1/22/29	782	640,099
iSolved, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 10/15/30	491	493,683
Mermaid Bidco, Inc., Term Loan, 7.151%, (3 mo. USD Term SOFR + 3.25%), 7/3/31	1,960	1,969,907
Neptune Bidco U.S., Inc., Term Loan, 9.027%, (3 mo. USD Term SOFR + 5.00%), 4/11/29	921	913,149
Tempo Acquisition LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 8/31/28	509	490,890
Trans Union LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	1,397	1,400,726
		$ 19,853,550
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 1/31/30	$230	$ 232,188
Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 1/31/30	95	95,705
Greystar Real Estate Partners LLC, Term Loan, 6.322%, (3 mo. USD Term SOFR + 2.50%), 8/21/30	611	614,866
Metropolis Technologies, Inc., Term Loan, 8.98%, (6 mo. USD Term SOFR + 5.25%), 11/3/32	1,025	1,017,312
RE/MAX International, Inc., Term Loan, 6.331%, (1 mo. USD Term SOFR + 2.50%), 7/21/28	385	381,139
		$ 2,341,210
Road & Rail — 0.7%
Avis Budget Car Rental LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 7/16/32	$274	$ 272,941
First Student Bidco, Inc.:
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 8/15/30	1,561	1,568,394
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 8/15/30	286	286,786
Hertz Corp.:
Term Loan, 7.331%, (1 mo. USD Term SOFR + 3.50%), 6/30/28	293	247,203
Term Loan, 7.331%, (1 mo. USD Term SOFR + 3.50%), 6/30/28	58	48,783
Term Loan, 7.466%, (1 mo. USD Term SOFR + 3.75%), 6/30/28	529	442,317
Kenan Advantage Group, Inc., Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	912	905,647
		$ 3,772,071
Borrower/Description	Principal Amount (000's omitted)	Value
Semiconductors & Semiconductor Equipment — 0.2%
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(8)	$226	$ 81,136
MKS Instruments, Inc., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 8/17/29	894	899,803
		$ 980,939
Software — 11.2%
Applied Systems, Inc., Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 2/24/31	$3,073	$ 3,093,859
Astra Acquisition Corp.:
DIP Loan, 12.627%, (3 mo. USD Term SOFR + 8.75%), 4/1/26(7)	81	81,660
Term Loan, 0.00%, 2/25/28(8)	498	104,535
Term Loan, 0.00%, 10/25/28(8)	699	2,951
Term Loan, 0.00%, 10/25/29(8)	1,065	5,377
Term Loan, 12.735%, (3 mo. USD Term SOFR + 8.75%), 4/1/26	34	34,071
Avalara, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 3/26/32	648	651,555
Boost Newco Borrower LLC, Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 1/31/31	1,050	1,052,848
Boxer Parent Co., Inc., Term Loan, 6.822%, (3 mo. USD Term SOFR + 3.00%), 7/30/31	2,757	2,753,446
Calabrio, Inc., Term Loan, 7.822%, (3 mo. USD Term SOFR + 4.00%), 11/26/32	975	921,375
Cloud Software Group, Inc.:
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 8/13/32	1,496	1,499,878
Term Loan, 3/21/31(9)	1,000	1,002,420
Cloudera, Inc.:
Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	1,547	1,486,158
Term Loan - Second Lien, 9.816%, (1 mo. USD Term SOFR + 6.00%), 10/8/29	600	525,906
Clover Holdings 2 LLC, Term Loan, 7.772%, (1 mo. USD Term SOFR + 4.00%), 12/9/31	2,239	2,243,295
Constant Contact, Inc., Term Loan, 8.166%, (3 mo. USD Term SOFR + 4.00%), 2/10/28	523	499,649
Cornerstone OnDemand, Inc., Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	629	580,081
Dayforce, Inc., Term Loan, 8/20/32(9)	1,875	1,871,662
Dragon Buyer, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/30/31	1,337	1,339,126
Drake Software LLC, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	929	915,280
ECI Macola Max Holding LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 5/9/30	2,909	2,927,628
Epicor Software Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	3,279	3,293,023

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Fiserv Investment Solutions, Inc., Term Loan, 7.889%, (3 mo. USD Term SOFR + 4.00%), 2/18/27	$1,352	$ 1,340,057
Genesys Cloud Services Holdings II LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 1/30/32	1,496	1,495,064
IGT Holding IV AB, Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 9/1/31	1,056	1,063,920
Marcel LUX IV SARL, Term Loan, 6.93%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	2,760	2,777,224
McAfee LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	2,498	2,313,834
N-Able International Holdings II LLC, Term Loan, 6.585%, (3 mo. USD Term SOFR + 2.75%), 11/26/32	200	202,250
OceanKey (U.S.) II Corp., Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	1,495	1,476,453
OID-OL Intermediate I LLC:
Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	1,322	1,108,236
Term Loan, 9.84%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	323	332,863
Open Text Corp., Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	1,406	1,408,487
Polaris Newco LLC, Term Loan, 7.852%, (3 mo. USD Term SOFR + 3.75%), 6/2/28	1,503	1,452,600
Project Alpha Intermediate Holding, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	2,463	2,461,547
Project Boost Purchaser LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	1,314	1,319,035
Quartz Acquireco LLC, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 6/28/30	997	997,449
RealPage, Inc.:
Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	2,242	2,242,440
Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 4/24/28	995	999,952
Rocket Software, Inc., Term Loan, 7.466%, (1 mo. USD Term SOFR + 3.75%), 11/28/28	199	199,207
Sabre GLBL, Inc.:
Term Loan, 9.816%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	554	492,824
Term Loan, 10.066%, (1 mo. USD Term SOFR + 6.25%), 7/30/29	106	95,024
SkillSoft Corp., Term Loan, 9.081%, (1 mo. USD Term SOFR + 5.25%), 7/14/28	615	446,389
SolarWinds Holdings, Inc., Term Loan, 7.701%, (3 mo. USD Term SOFR + 4.00%), 4/16/32	1,447	1,447,778
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
UKG, Inc., Term Loan, 6.338%, (3 mo. USD Term SOFR + 2.50%), 2/10/31	$4,293	$ 4,302,074
Vision Solutions, Inc., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 4/24/28	1,321	1,232,683
		$ 58,093,173
Specialty Retail — 1.8%
Apro LLC, Term Loan, 7.677%, (3 mo. USD Term SOFR + 3.75%), 7/9/31	$568	$ 571,361
EG America LLC, Term Loan, 7.322%, (3 mo. USD Term SOFR + 3.50%), 2/7/28	997	1,002,586
Great Outdoors Group LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 1/23/32	2,456	2,473,539
Harbor Freight Tools USA, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 6/11/31	1,479	1,466,869
Les Schwab Tire Centers, Term Loan, 6.216% - 6.322%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	1,626	1,629,845
Mavis Tire Express Services Corp., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 5/4/28	1,494	1,500,879
Speedster Bidco GmbH, Term Loan, 6.689%, (3 mo. USD Term SOFR + 3.00%), 12/11/31	819	821,898
		$ 9,466,977
Trading Companies & Distributors — 1.7%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.484%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$1,046	$ 1,053,631
CD&R Hydra Buyer, Inc., Term Loan, 7.816%, (1 mo. USD Term SOFR + 4.00%), 3/25/31	1,232	1,233,327
DXP Enterprises, Inc., Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 10/11/30	1,334	1,347,067
Paint Intermediate III LLC, Term Loan, 6.87%, (3 mo. USD Term SOFR + 3.00%), 10/9/31	871	876,970
Spin Holdco, Inc., Term Loan, 8.022%, (3 mo. USD Term SOFR + 4.00%), 3/4/28	1,865	1,447,814
White Cap Buyer LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	1,562	1,569,906
Windsor Holdings III LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 8/1/30	1,149	1,153,205
		$ 8,681,920
Transportation Infrastructure — 0.7%
Brown Group Holding LLC:
Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 7/1/31	$381	$ 383,279

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Transportation Infrastructure (continued)
Brown Group Holding LLC: (continued)
Term Loan, 6.466% - 6.59%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 7/1/31	$1,320	$ 1,328,069
KKR Apple Bidco LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	2,094	2,107,350
		$ 3,818,698
Total Senior Floating-Rate Loans (identified cost $462,866,245)		$451,641,640

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	1,409	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 8.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(11)	42,424,079	$ 42,424,079
Total Short-Term Investments (identified cost $42,424,079)		$ 42,424,079
Total Investments — 103.2% (identified cost $549,640,339)		$536,985,514
Less Unfunded Loan Commitments — (0.2)%		$ (1,028,787)
Net Investments — 103.0% (identified cost $548,611,552)		$535,956,727
Other Assets, Less Liabilities — (3.0)%		$(15,455,501)
Net Assets — 100.0%		$520,501,226

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $31,290,882 or 6.0% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(7)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At December 31, 2025, the total value of unfunded loan commitments is $1,112,414. See Note 1F for description.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	This Senior Loan will settle after December 31, 2025, at which time the interest rate will be determined.
(10)	Fixed-rate loan.
(11)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2025.
Abbreviations:
DIP	– Debtor In Possession
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Unaffiliated investments, at value (identified cost $506,187,473)	$493,532,648
Affiliated investments, at value (identified cost $42,424,079)	42,424,079
Cash	3,037,998
Interest receivable	2,297,335
Dividends receivable from affiliated investments	144,853
Receivable for investments sold	6,475,993
Receivable for Fund shares sold	32,181
Prepaid upfront fees on notes payable	15,243
Prepaid expenses	329
Total assets	$547,960,659
Liabilities
Payable for investments purchased	$26,212,535
Payable for Fund shares redeemed	443,845
Payable to affiliates:
Investment adviser fee	249,614
Distribution fees	110,114
Trustees' fees	8,557
Accrued expenses	434,768
Total liabilities	$27,459,433
Commitments and contingencies (see Note 12)
Net Assets	$520,501,226
Sources of Net Assets
Paid-in capital	$598,113,333
Accumulated loss	(77,612,107)
Net Assets	$520,501,226
Initial Class Shares
Net Assets	$516,613,195
Shares Outstanding	61,648,370
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.38
ADV Class Shares
Net Assets	$3,489,801
Shares Outstanding	416,005
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.39
Institutional Class Shares
Net Assets	$398,230
Shares Outstanding	47,521
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.38

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income	$238,087
Dividend income from affiliated investments	1,131,214
Interest income	40,134,986
Other income	409,246
Total investment income	$41,913,533
Expenses
Investment adviser fee	$3,043,352
Distribution fees:
Initial Class	1,312,334
Shareholder servicing fees:
Initial Class	1,296,109
ADV Class	10,088
Trustees’ fees and expenses	34,940
Custodian fee	189,202
Transfer and dividend disbursing agent fees	10,045
Legal and accounting services	168,409
Printing and postage	300
Interest expense and fees	220,127
Miscellaneous	40,557
Total expenses	$6,325,463
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$39,430
Total expense reductions	$39,430
Net expenses	$6,286,033
Net investment income	$35,627,500
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(10,989,086)
Net realized loss	$(10,989,086)
Change in unrealized appreciation (depreciation):
Investments	$(3,791,464)
Net change in unrealized appreciation (depreciation)	$(3,791,464)
Net realized and unrealized loss	$(14,780,550)
Net increase in net assets from operations	$20,846,950

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$35,627,500	$44,524,171
Net realized loss	(10,989,086)	(8,159,472)
Net change in unrealized appreciation (depreciation)	(3,791,464)	5,447,386
Net increase in net assets from operations	$20,846,950	$41,812,085
Distributions to shareholders:
Initial Class	$(35,301,058)	$(44,072,641)
ADV Class	(286,476)	(456,763)
Institutional Class	(17,710)	(82)
Total distributions to shareholders	$(35,605,244)	$(44,529,486)
Transactions in shares of beneficial interest:
Initial Class	$(24,017,213)	$(6,003,145)
ADV Class	(1,924,738)	(1,080,988)
Institutional Class	396,529	—
Net decrease in net assets from Fund share transactions	$(25,545,422)	$(7,084,133)
Net decrease in net assets	$(40,303,716)	$(9,801,534)
Net Assets
At beginning of year	$560,804,942	$570,606,476
At end of year	$520,501,226	$560,804,942

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Financial Highlights

	Initial Class
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.61	$8.65	$8.44	$9.09	$9.03
Income (Loss) From Operations
Net investment income(1)	$0.57	$0.68	$0.70	$0.40	$0.26
Net realized and unrealized gain (loss)	(0.23)	(0.04)	0.21	(0.65)	0.06
Total income (loss) from operations	$0.34	$0.64	$0.91	$(0.25)	$0.32
Less Distributions
From net investment income	$(0.57)	$(0.68)	$(0.70)	$(0.40)	$(0.26)
Total distributions	$(0.57)	$(0.68)	$(0.70)	$(0.40)	$(0.26)
Net asset value — End of year	$8.38	$8.61	$8.65	$8.44	$9.09
Total Return(2)(3)	3.95%	7.68%	11.21%	(2.74)%	3.63%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$516,613	$555,279	$563,973	$568,517	$613,623
Ratios (as a percentage of average daily net assets):(4)
Total expenses(3)	1.19%	1.19%	1.17%	1.17%	1.17%
Net expenses(3)	1.19%(5)	1.19%(5)	1.17%(5)	1.17%(5)	1.17%
Net investment income	6.73%	7.89%	8.20%	4.53%	2.90%
Portfolio Turnover	35%	34%	26%	32%	35%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Financial Highlights — continued

	ADV Class
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.62	$8.66	$8.45	$9.09	$9.04
Income (Loss) From Operations
Net investment income(1)	$0.60	$0.70	$0.73	$0.42	$0.29
Net realized and unrealized gain (loss)	(0.24)	(0.04)	0.20	(0.64)	0.05
Total income (loss) from operations	$0.36	$0.66	$0.93	$(0.22)	$0.34
Less Distributions
From net investment income	$(0.59)	$(0.70)	$(0.72)	$(0.42)	$(0.29)
Total distributions	$(0.59)	$(0.70)	$(0.72)	$(0.42)	$(0.29)
Net asset value — End of year	$8.39	$8.62	$8.66	$8.45	$9.09
Total Return(2)(3)	4.34%	7.82%	11.48%	(2.37)%	3.77%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,490	$5,525	$6,633	$4,319	$4,255
Ratios (as a percentage of average daily net assets):(4)
Total expenses(3)	0.94%	0.94%	0.92%	0.92%	0.92%
Net expenses(3)	0.94%(5)	0.94%(5)	0.92%(5)	0.92%(5)	0.92%
Net investment income	7.02%	8.16%	8.49%	4.84%	3.16%
Portfolio Turnover	35%	34%	26%	32%	35%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Financial Highlights — continued

	Institutional Class
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.61	$8.65	$8.44	$9.09	$9.03
Income (Loss) From Operations
Net investment income(1)	$0.60	$0.73	$0.75	$0.44	$0.30
Net realized and unrealized gain (loss)	(0.22)	(0.04)	0.22	(0.65)	0.06
Total income (loss) from operations	$0.38	$0.69	$0.97	$(0.21)	$0.36
Less Distributions
From net investment income	$(0.61)	$(0.73)	$(0.76)	$(0.44)	$(0.30)
Total distributions	$(0.61)	$(0.73)	$(0.76)	$(0.44)	$(0.30)
Net asset value — End of year	$8.38	$8.61	$8.65	$8.440	$9.09
Total Return(2)(3)	4.51%	8.34%	11.92%	(2.26)%	4.07%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$398	$1	$1	$1	$1
Ratios (as a percentage of average daily net assets):(4)
Total expenses(3)	0.69%	0.63%	0.67%	0.62%	0.64%
Net expenses(3)	0.69%(5)	0.63%(5)	0.67%(5)	0.62%(5)	0.64%
Net investment income	7.10%	8.47%	8.82%	5.07%	3.33%
Portfolio Turnover	35%	34%	26%	32%	35%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Notes to Financial Statements — continued

C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
E  Expenses—The majority of expenses of the Fund are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At December 31, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Notes to Financial Statements — continued

The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$35,605,244	$44,529,486
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 3,965,289
Deferred capital losses	(68,734,442)
Net unrealized depreciation	(12,842,954)
Accumulated loss	$(77,612,107)
At December 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $68,734,442 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2025, $5,339,746 are short-term and $63,394,696 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$548,799,681
Gross unrealized appreciation	$5,377,492
Gross unrealized depreciation	(18,220,446)
Net unrealized depreciation	$(12,842,954)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.575%
$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.500%
$5 billion and over	0.480%
For the year ended December 31, 2025, the investment adviser fee amounted to $3,043,352 or 0.575% of the Fund's average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment adviser fee paid was reduced by $39,430 relating to the Fund’s investment in the Liquidity Fund.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the year ended December 31, 2025 amounted to $1,312,334. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.
Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the year ended December 31, 2025, shareholder servicing fees were equivalent to 0.24% per annum of each class's average daily net assets and amounted to $1,296,109 and $10,088 for Initial Class and ADV Class, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $179,978,438 and $213,845,497, respectively, for the year ended December 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Initial Class
Sales	9,185,893	$ 77,686,627	10,780,398	$ 92,819,070
Issued to shareholders electing to receive payments of distributions in Fund shares	4,172,088	35,301,003	5,117,565	44,072,641
Redemptions	(16,222,973)	(137,004,843)	(16,605,103)	(142,894,856)
Net decrease	(2,864,992)	$(24,017,213)	(707,140)	$ (6,003,145)
ADV Class
Sales	250,480	$ 2,144,296	193,103	$ 1,663,969
Issued to shareholders electing to receive payments of distributions in Fund shares	33,778	286,412	52,966	456,689
Redemptions	(509,588)	(4,355,446)	(370,972)	(3,201,646)
Net decrease	(225,330)	$ (1,924,738)	(124,903)	$ (1,080,988)

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Notes to Financial Statements — continued

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Institutional Class
Sales	60,562	$ 507,905	—	$ —
Issued to shareholders electing to receive payments of distributions in Fund shares	2,092	17,642	—	—
Redemptions	(15,244)	(129,018)	—	—
Net increase	47,410	$ 396,529	—	$ —
There were no transactions in Institutional Class shares for the year ended December 31, 2024.
At December 31, 2025, separate accounts of 4 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 72.9%.
8  Credit Facility
The Fund participates with other portfolios managed by EVM and its affiliates in a $500 million unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 2, 2026. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Fund’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $106,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at December 31, 2025 is $15,243 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the Credit Facility is not available exclusively to the Fund and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. Average borrowings and the weighted average interest rate (excluding fees) for the year ended December 31, 2025 were $575,342 and 7.50%, respectively.
9  Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $42,424,079, which represents 8.2% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$20,058,577	$172,724,317	$(150,358,815)	$ —	$ —	$42,424,079	$1,131,214	42,424,079

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Notes to Financial Statements — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 5,894,445	$ —	$ 5,894,445
Common Stocks	31,081	5,743,499	887,935	6,662,515
Corporate Bonds	—	27,047,878	—	27,047,878
Exchange-Traded Funds	2,723,820	—	—	2,723,820
Preferred Stocks	—	229,236	361,901	591,137
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	449,499,235	1,113,618	450,612,853
Warrants	—	—	0	0
Short-Term Investments	42,424,079	—	—	42,424,079
Total Investments	$45,178,980	$488,414,293	$2,363,454	$535,956,727
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
11  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
12  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Fund. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Fund and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter has been remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. A trial is scheduled to begin in March 2026. At this time, the Fund cannot reliably predict the outcome of these proceedings or the effect, if any, on the Fund's net asset value.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Variable Trust and Shareholders of Eaton Vance VT Floating-Rate Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance VT Floating-Rate Income Fund (the “Fund”), one of the funds constituting Eaton Vance Variable Trust, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of December 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2025
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $21,121, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended December 31, 2025, the Fund designates 11.26% of distributions from net investment income as a 163(j) interest dividend.

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VTFLR-NCSR    12.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	February 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	February 26, 2026